Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Line Items]
Building with carrying amount	$ 2,604,160	$ 2,514,152
Equipment amount	314	964,301
Impairment of fixed assets